Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
7.	Legal Proceedings:

Chien Connecticut Case

In October 2012, Andrew Chien (“Chien”), an alleged shareholder of our predecessor, CBI, filed suit in Connecticut state court (later removed to the United States District Court for the District of Connecticut (the “CT District Court”)) against CBI, Dr. Richard J. Freer (a director and officer of CBI) (“Freer”), and the law firm LeClairRyan (the “Chien Connecticut Case”).

In October 2012, the CT District Court in the Chien Connecticut Case entered an Order dismissing Chien’s claims without prejudice on account of CBI’s pending Chapter 11 bankruptcy.

Chien filed various motions in response to the CT District Court’s decision dismissing the claims asserted against Freer and LeClairRyan, including a motion for reconsideration. On Thursday, May 29, 2014, the presiding judge issued several orders. The CT District Court granted Chien’s request that he be allowed to proceed with the fifth and six claims he asserted against CBI in his Complaint, namely (i) a claim for relief entitled “Securities Fraud and Fiduciary Duty Violation against CBI” and (ii) a claim for relief entitled “Fiduciary Duty violation against CBI” (collectively, the “Chien Claims”). A related scheduling order provided that CBI had until June 20, 2014 to answer or otherwise respond to the Complaint. We have retained LeClairRyan to serve as CBI’s counsel in the Chien Connecticut Case. On June 20, 2014, LeClairRyan filed on CBI’s behalf a motion to dismiss seeking a dismissal with prejudice of the Chien Claims. LeClairRyan also filed on CBI’s behalf a motion to stay discovery. On August 5, 2014, the CT District Court granted CBI’s motion to stay discovery.

On November 4, 2014, the CT District Court dismissed the case and the matter was closed by the CT District Court. On December 1, 2014, Chien filed various motions including a Motion to Reargue. In response, the Company filed a consolidated opposition to Chien’s various pleadings, including to the Motion to Reargue. The Company is now awaiting a decision from the CT District Court. The Company strongly refutes as without merit Chien’s claims and will continue to vigorously defend the lawsuit.

You should rely only on the information contained in this document. We have not authorized anyone to provide you with information that is different. This document may only be used where it is legal to sell these securities. The information in this document may only be accurate on the date of this document.

Additional risks and uncertainties not presently known or that are currently deemed immaterial may also impair our business operations. The risks and uncertainties described in this document and other risks and uncertainties which we may face in the future will have a greater impact on those who purchase our common stock. These purchasers will purchase our common stock at the market price or at a privately negotiated price and will run the risk of losing their entire investment.

11.	Legal Proceedings:

Chien Connecticut Case

In October 2012, Andrew Chien (“Chien”), an alleged shareholder of the Company’s predecessor, CBI, filed suit in Connecticut state court (later removed to the United States District Court for the District of Connecticut (the “CT District Court”)) against CBI, Dr. Richard J. Freer (a director and officer of CBI) (“Freer”), and the law firm LeClairRyan (the “Chien Connecticut Case”).

In October 2012, the CT District Court in the Chien Connecticut Case entered an Order dismissing Chien’s claims without prejudice on account of CBI’s pending Chapter 11 bankruptcy.

Chien filed various motions in response to the CT District Court’s decision dismissing the claims asserted against Freer and LeClairRyan, including a motion for reconsideration. On Thursday, May 29, 2014, the presiding judge issued several orders. The CT District Court granted Chien’s request that he be allowed to proceed with the fifth and six claims he asserted against CBI in his Complaint, namely (i) a claim for relief entitled “Securities Fraud and Fiduciary Duty Violation against CBI” and (ii) a claim for relief entitled “Fiduciary Duty violation against CBI” (collectively, the “Chien Claims”). A related scheduling order provided that CBI had until June 20, 2014 to answer or otherwise respond to the Complaint. The Company retained LeClairRyan to serve as CBI’s counsel in the Chien Connecticut Case. On June 20, 2014, LeClairRyan filed on CBI’s behalf a motion to dismiss seeking a dismissal with prejudice of the Chien Claims. LeClairRyan also filed on CBI’s behalf a motion to stay discovery. On August 5, 2014, the CT District Court granted CBI’s motion to stay discovery.

On November 4, 2014, the CT District Court dismissed the case and the matter was closed by the court. On December 1, 2014, Chien filed various motions including a Motion to Reargue. In response, the Company filed a consolidated opposition to Chien’s various pleadings, including to the Motion to Reargue. The Company is now awaiting a decision from the Court. The Company strongly refutes as without merit Chien’s claims and will continue to vigorously defend the lawsuit.

Chien Virginia Case

In April 2013, Chien filed an adversary proceeding to recover monetary and injunctive relief against CBI and Freer in the United States Bankruptcy Court for the Eastern District of Virginia (the “EDVA Bankruptcy Court”). On June 19, 2013, the EDVA Bankruptcy Court held a hearing on CBI’s and Freer’s motions to strike and / or dismiss Chien’s adversary proceeding Complaint. At the conclusion of the June 19, 2013 hearing the EDVA Bankruptcy Court granted CBI’s and Freer’s motions to strike and / or dismiss and ordered that Chien’s adversary proceeding be dismissed. On July 1, 2013, the EDVA Bankruptcy Court entered a Memorandum Opinion memorializing its decision. Chien perfected an appeal of the EDVA Bankruptcy Court’s decision (the “Bankruptcy Appeal”) to the United States District Court for the Eastern District of Virginia (the “EDVA District Court”).

On August 14, 2014, the EDVA District Court dismissed the case and the matter was closed by the court on September 16, 2014.

Other

On July 24, 2013 and August 5, 2013, purported class actions were filed in the United States District Court for the Middle District of Florida (Tampa Division) against Accentia Biopharmaceuticals, Inc., and several current and former directors and officers of Accentia and its former subsidiary, Biovest International, Inc. (collectively the “Class Action”), including Frank E. O’Donnell, Jr. M.D., the Company’s Executive Chairman. The complaints allege that the defendants violated federal securities laws by making or causing Accentia and/or Biovest to make false statements, and by failing to disclose or causing Accentia and/or Biovest to fail to disclose material information, concerning the results of the clinical trial of Biovest’s cancer vaccine, BiovaxID, and status of its approval by the FDA. Plaintiffs seek damages in an unspecified amount on behalf of shareholders who purchased common stock of Accentia or Biovest during a defined time period. All defendants, including Dr. O’Donnell, believe this litigation to be without merit, deny any wrongdoing or liability and have vigorously defended the alleged claims. A settlement of this matter, in which defendants make no admissions of wrongdoing or liability, has been agreed upon by all parties and approved by the Court.